Income Taxes (Tables)	6 Months Ended
Jun. 30, 2016
Income Taxes Recognized During Period
Income taxes recognized during the three and six months ended June 30, 2016 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(In thousands)		(In thousands)

Provision for income taxes before restructuring and other items	$10,526	$9,537	$20,691	$20,338
Tax impact of restructuring and other items	(512)	-	(512)	-
Provision for income taxes after restructuring and other items	$10,014	$9,537	$20,179	$20,338